Accounts Receivable, Net	12 Months Ended
Dec. 31, 2011
Accounts Receivable, Net [Abstract]
Accounts Receivable, Net

Note 5—Accounts Receivable, Net

Accounts receivable, net at December 31, 2011 and 2010 consisted of the following:

	December 31,
(Dollar amounts in thousands)	2011	2010

Trade	$46,671	$42,639
Due from affiliates, net	14,788	20,586
Other	346	3
Less: allowance for doubtful accounts	(875)	(1,000)

	$60,930	$62,228